Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
AllianceBernstein Intermediate Municipal Portfolios | California Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianceBernstein Intermediate California Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to provide safety of principal and maximize total return after taking account of federal and state taxes for California residents.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 52 of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 79 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances. Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in municipal securities. In addition, as a matter of fundamental policy, the Portfolio, under normal circumstances, invests at least 80% of its net assets in a portfolio of municipal securities issued by the State of California or its political subdivisions, or otherwise exempt from California state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

The municipal securities in which the Portfolio may invest are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, the District of Columbia or possessions and territories of the United States, or financing for specific projects or public facilities. The interest paid on these securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by AllianceBernstein L.P., the Portfolio’s investment manager (the “Manager”), to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as “junk bonds”).

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Manager’s opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Manager may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Manager may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that interest rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half years to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

		The Manager selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Manager takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.
  Interest Rate Risk: This is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds and notes. Interest rates in the United States have recently been historically low. Increases in interest rates may cause the value of the Portfolio’s investments to decline and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk: This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. At times when credit risk is perceived to be greater, credit “spreads” (i.e., the difference between the yields on lower quality securities and the yields on higher quality securities) may get larger or “widen”. As a result, the values of the lower quality securities may go down more.
  Duration Risk: The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The value of municipal securities may also be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. In recent periods an increasing number of municipal issuers in the United States have defaulted on obligations and commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. The Portfolio’s investments in California municipal securities may be vulnerable to events adversely affecting California’s economy. California’s economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. Its economy, however, continues to be affected by fiscal constraints partly as a result of voter-passed initiatives that limit the ability of state and local governments to raise revenues, particularly with respect to real property taxes. California’s economy may also be affected by natural disasters, such as earthquakes or fires. Despite recent indications that California is beginning to experience a gradual recovery, California’s economy has not returned to pre-recession levels. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

  The Portfolio may invest in the municipal securities of Puerto Rico and other U.S. territories, which are exempt from federal, state, and where applicable, local income taxes. Puerto Rico experienced a significant downturn during the recent recession. As a result of Puerto Rico’s challenging economic and fiscal environment, many ratings organizations have downgraded a number of municipal securities issued in Puerto Rico or placed them on a “negative watch.” If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality, and performance of the Portfolio could be adversely affected.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  Non-diversification Risk: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not “diversified.” This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio’s net asset value.
  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to more liquidity risk because the market for municipal securities is generally smaller than many other markets.
  Derivatives Risk: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolio more volatile and can compound other risks. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.
  Market Risk: The Portfolio is subject to market risk, which is the risk that bond prices in general may decline over short or extended periods. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many investments and unprecedented volatility in the markets. Some events that have contributed to ongoing and systematic market risks include the falling values of some sovereign debt and related investments, scarcity of credit, and high public debt. In response to the crisis, the U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

  This environment could make identifying investment risks and opportunities especially difficult, and whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.
  Tax Risk: There is no guarantee that all of the Portfolio’s income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s net asset value could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.
  Lower-rated Securities Risk: Lower-rated securities, or junk bonds/high yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.
  Prepayment and Extension Risk: Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Portfolio will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting in a lower yield to the Portfolio. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. When this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-diversification Risk: Concentration of investments in a small number of securities tends to increase risk. The Portfolio is not “diversified.” This means that the Portfolio can invest more of its assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolio’s net asset value.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over ten years; and
  how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.AllianceBernstein.com (click on “Individuals—U.S.” then “Products & Performance”).

		The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Portfolio’s performance changed from year to year over ten years; and
  how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 4.96%, 3rd quarter, 2009; and Worst Quarter was down -2.58%, 2nd quarter, 2013.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns:– Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns:– Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have higher expense ratios;
AllianceBernstein Intermediate Municipal Portfolios | California Municipal Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
After 1 Year	rr_ExpenseExampleYear01	386
After 3 Years	rr_ExpenseExampleYear03	569
After 5 Years	rr_ExpenseExampleYear05	768
After 10 Years	rr_ExpenseExampleYear10	1,340
2004	rr_AnnualReturn2004	2.35%
2005	rr_AnnualReturn2005	1.29%
2006	rr_AnnualReturn2006	3.02%
2007	rr_AnnualReturn2007	3.65%
2008	rr_AnnualReturn2008	1.23%
2009	rr_AnnualReturn2009	6.59%
2010	rr_AnnualReturn2010	2.90%
2011	rr_AnnualReturn2011	7.07%
2012	rr_AnnualReturn2012	3.11%
2013	rr_AnnualReturn2013	(1.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.58%)
1 Year	rr_AverageAnnualReturnYear01	(4.83%)	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	2.88%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	2.59%	[2],[3]
AllianceBernstein Intermediate Municipal Portfolios | California Municipal Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(not currently offered to new investors)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	3.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.58%
After 1 Year	rr_ExpenseExampleYear01	461
After 3 Years	rr_ExpenseExampleYear03	599
After 5 Years	rr_ExpenseExampleYear05	860
After 10 Years	rr_ExpenseExampleYear10	1,513
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	499
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	860
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,513
1 Year	rr_AverageAnnualReturnYear01	(5.51%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.77%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.47%	[3]
AllianceBernstein Intermediate Municipal Portfolios | California Municipal Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.56%
After 1 Year	rr_ExpenseExampleYear01	259
After 3 Years	rr_ExpenseExampleYear03	493
After 5 Years	rr_ExpenseExampleYear05	850
After 10 Years	rr_ExpenseExampleYear10	1,856
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,856
1 Year	rr_AverageAnnualReturnYear01	(3.44%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.79%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.19%	[3]
AllianceBernstein Intermediate Municipal Portfolios | California Municipal Portfolio | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.85%)	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	2.83%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	2.55%	[2],[3]
AllianceBernstein Intermediate Municipal Portfolios | California Municipal Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	2.89%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	2.65%	[2],[3]
AllianceBernstein Intermediate Municipal Portfolios | California Municipal Portfolio | Barclays 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.06%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.86%	[3]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	After-tax returns:– Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have higher expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
[4]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.
[5]	For Class C shares, the CDSC is 0% after the first year.